Huntington Bancshares Incorporated
Huntington Center
41 S. High Street
Columbus, OH 43287
(614) 480-4435
February 26, 2010
U. S. Securities & Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549
Re:	Huntington Bancshares Incorporated Definitive Proxy Material (File No. 0-2525)
Dear Ladies and Gentlemen:
     Pursuant to Regulation S-T under the Securities Act of 1933, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, enclosed for filing on behalf of Huntington Bancshares Incorporated (the “Company”) are definitive copies of each of the following:
1.	Schedule 14A;

2.	Notice of 2010 Annual Meeting of Shareholders and Proxy Statement;

3.	Notices of Internet Availability of Proxy Materials for holders of the Company’s Common Stock and for participants in a Company employee benefit plan;

4.	Proxy Card for holders of the Company’s Common Stock; and

5.	Instruction Card to Trustee for voting by participants in a Company employee benefit plan.
     It is intended that these materials will be first released to the Company’s shareholders on February 26, 2010.
     At the 2010 Annual Meeting of Shareholders, the Company’s shareholders are being asked to approve the Company’s Second Amended and Restated 2007 Stock and Long-Term Incentive Plan (the “Second Amended 2007 Plan”). The Second Amended 2007 Plan authorizes for issuance up to 17,500,000 additional shares of the Company’s common stock, which shares will be registered for issuance under the Second Amended 2007 Plan shortly after approval by the Company’s shareholders, which is anticipated to occur on April 22, 2010.
Yours very truly,
/s/Elizabeth B. Moore
Elizabeth B. Moore
cc: Richard A. Cheap, General Counsel & Secretary